Finance Liabilities (Annual Lease Liabilities) (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Finance Liabilities [Abstract]
Year 1	$ 10,438
Year 2	10,916
Year 3	11,358
Year 4	11,852
Year 5	33,494
Year 6 and thereafter	31,015
Total finance liabilities	$ 109,073